Segmental information - Summary of segment reporting information by geographical areas (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Segmental information
Revenue	€ 1,106,556	€ 877,621	€ 730,188
Non-current assets	€ 1,680,044	1,776,439
Number of reportable segments | segment	1
Number of operating segments | segment	1
North America
Segmental information
Revenue	€ 301,269	195,883	151,781
Africa
Segmental information
Revenue	26,918	23,308	26,292
AsiaPac & Middle East
Segmental information
Revenue	116,466	108,412	82,591
Europe
Segmental information
Revenue	562,024	464,012	400,798
LATAM & Caribbean
Segmental information
Revenue	99,879	86,006	68,726
Switzerland
Segmental information
Revenue	9,600	9,200	10,800
Non-current assets	1,218,323	1,307,794
Germany
Segmental information
Non-current assets	57,790	59,535
US
Segmental information
Revenue	262,800	166,000	€ 127,800
Non-current assets	230,903	225,759
Other countries
Segmental information
Non-current assets	€ 173,028	€ 183,351